UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04911
State Street Research Financial Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	2/28

Date of reporting period:	9/1/04 - 11/30/04

Item 1. Portfolio Holdings

State Street Research Health Sciences Fund

Portfolio Holdings  November 30, 2004 (Unaudited)

Issuer	Shares	Value

Common Stocks 94.3%

Consumer Discretionary 2.3%

Consumer Services 2.3%
Service Corporation International Inc.*	138,200	$975,692
Stewart Enterprises Inc. Cl. A*	276,440	2,051,185
Total Consumer Discretionary		3,026,877

Health Care 88.9%

Drugs & Biotechnology 57.2%
Abbott Laboratories Inc.	84,380	3,540,585
Abgenix Inc.*^	139,600	1,416,940
Alexion Pharmaceuticals Inc.*^	114,780	2,373,650
Alkermes Inc.*^	151,760	2,092,770
Allergan Inc.	31,430	2,310,105
Amgen Inc.*	42,720	2,564,909
Andrx Corp.*	31,340	557,852
Applera Corp.- Celera Genomics Group *	104,620	1,473,050
Ariad Pharmaceuticals Inc.*	106,740	615,890
ArQule, Inc.*	35,434	196,304
AstraZeneca PLC ADR	36,770	1,448,370
Baxter International Inc.	51,850	1,641,053
BioMarin Pharmaceutical Inc.*^	295,470	1,574,855
Bristol-Myers Squibb Co.	52,490	1,233,515
CV Therapeutics Inc.*^	96,450	2,091,036
Cytyc Corp.*	65,600	1,760,704
Gene Logic*	337,900	1,138,723
Genentech, Inc.*	76,070	3,670,378
Genzyme Corp.*	70,220	3,933,022
GlaxoSmithKline plcADR	70,530	3,000,346
Human Genome Sciences Inc.*^	119,320	1,312,520
Icos Corp.*^	108,440	2,618,826
InterMune Inc.*^	66,500	825,265
Invitrogen Corp.*	19,620	1,187,010
IVAX Corp.*	43,527	679,456
Kosan Biosciences Inc.*	8,600	55,384
Martek Biosciences Corp.*^	29,830	1,159,492
Merck & Co. Inc.	112,210	3,144,124
Momenta Pharmaceuticals Inc.*	209,440	1,694,370
Novartis AG ADR	165,110	7,933,535
OSI Pharmaceuticals Inc.*	24,650	1,172,847
Pfizer Inc.	35,819	994,694
Protein Design Labortories Inc*	137,870	2,498,204
QLT PhotoTherapeutics Inc.*^	98,170	1,575,629
Renovis Inc*^	50,570	733,265
Rigel Pharmaceuticals Inc.*^	24,880	622,498
Sanofi Synthelabo Inc. ADR	59,850	2,259,936
Transkaryotic Therapies Inc.*^	178,440	4,070,216
Trimeris Inc.*^	76,130	944,773
Vertex Pharmaceuticals Inc.*^	56,490	599,924
		74,716,025

Health Care Services 12.3%
AETNA Inc.	24,670	2,923,642
Anthem Inc.*^	16,078	1,629,184
Caremark Rx Inc.*	83,270	2,977,735
Community Health Systems Inc.*	53,430	1,477,340
Medco Health Solutions Inc.*	40,520	1,528,414
Unitedhealth Group Inc.	49,000	4,059,650
Universal Health Services Inc.	34,370	1,564,522
		16,160,487

Hospital Supply 19.4%
Aspect Medical Systems Inc.*	135,401	3,303,784
Becton Dickinson & Co.	47,820	2,619,580
C. R. Bard Inc.	32,210	1,929,701
Dentsply International Inc.	23,910	1,257,905
Diagnostic Products Corp.	20,540	994,136
DJ Orthopedics Inc.*	35,740	720,876
Guidant Corp.	23,300	1,510,539
Inamed Corp.*	27,140	1,456,061
Kinetic Concepts Inc.*	52,540	3,332,087
Medtronic Inc.	49,060	2,357,333
Merit Medical Systems Inc.*	184,300	2,093,648
St. Jude Medical Inc.*	40,600	1,548,484
Steris Corporation*	96,450	2,206,776
		25,330,910
Total Health Care		116,207,422

Issuer	Shares	Value

Other 2.0%

Miscellaneous 2.0%
Ishares Nasdaq Biotech Index*	36,840	2,597,220
Total Other		2,597,220

Producer Durables 1.1%

Industrial Products 1.1%
Waters Corp.*	29,760	1,388,602
Total Producer Durables		1,388,602
Total Common Stocks (Cost $111,416,275)		123,220,121

Coupon Rate	Principal Amount	Maturity Date	Value

Short-Term Obligations 2.6%
Gannett Inc., 1.99%	3,320,000	12/02/2004	$3,319,816
Total Short-Term Obligations (Cost $3,319,816)			3,319,816

Commercial Paper 3.5%
General Electric Capital Corp.
2.001%	$610,000	12/02/2004	609,966
General Electric Capital Corp.
2.001%	2,488,000	12/07/2004	2,487,171
UBS Finance Inc.
2.07%	1,524,000	12/01/2004	1,524,000
Total Commercial Paper (Cost $4,621,137)			4,621,137

Issuer	Shares	Value

Short-Term Investments 12.0%

State Street Navigator Securities Lending Prime Portfolio	15,709,759	15,709,759

	% of Net Assets
Summary of Portfolio Assets
Investments (Cost $135,066,987)	112.4%		$146,870,833
Cash and Other Assets, Less Liabilities	(12.4	) %	(16,210,914)
Net Assets	100.0%		$130,659,919

KEY TO SYMBOLS

*                                         Denotes a security which has not paid a dividend during the last year.

^                                          All or a portion of this security is being held on loan.  As of December 31, 2004, the value of securities loaned was $15,388,075.

ADR                     stands for American Depositary Receipt.

Item 2: Controls and Procedures

(a)                                  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Financial Trust
Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,  the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Financial Trust

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: January 26, 2005

By	/s/ Douglas A. Romich

Douglas A. Romich
Treasurer, Principal Financial Officer

Date: January 26, 2005

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